Business Combination - Summary of Fair Value of Identifiable Assets Acquired and Liabilities Assumed (Details) - USD ($) $ in Thousands		10 Months Ended
	Jun. 16, 2023	Mar. 31, 2024
Disclosure of detailed information about business combination [line items]
Property, plant and equipment	$ 33,400
Intangible assets	216
Right-of-use assets	5,582
Inventories	9,537
Trade receivables	12,189
Cash and cash equivalents	29,903
Other assets	5,006
Trade payables	(10,980)
Amount due to related parties	(8,845)
Lease liabilities	(4,502)
Borrowings	(874)
Deferred tax liabilities, net	(1,193)
Tax provision	(6,267)
Other liabilities	(11,743)
Fair value of net assets acquired	51,429
Less: Purchase consideration	(2,000)
Bargain purchase gain	$ 49,429	$ 49,429